091-21338fn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -		and 9 Copies		Expires:

RECEIVED
2016 SEP 20 PM 2:39
SEC / TM

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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

SEC Mail Processing Section
SEP 20 2016
Washington DC
412

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
Fidelity U.S. Value Factor Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
FVAL

16019370

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Martha Redding

Title:
Associate General Counsel and Assistant Secretary

Telephone Number:
(212) 656-2938

Manual Signature of Official Responsible for Form:

September 19, 2016

SEC 2449 (1/99)

~~Act~~	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 20 2016

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2016 SEP 20 PM 2:36
SEC / TM

Via Overnight Mail

SEC
Mail Processing
Section
SEP 20 2016
Washington DC
412

September 19, 2016

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Global X FinTech Thematic ETF (FINX)
Global X Internet of Things Thematic ETF (SNSR)
Global X Robotics & Artificial Intelligence Thematic ETF (BOTZ)
Guggenheim BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Guggenheim BulletShares 2026 Corporate Bond ETF (BSCQ)
NuShares Enhanced Yield US Aggregate Bond ETF (NUAG)
Fidelity Core Dividend ETF (FDVV)
Fidelity Dividend ETF for Rising Rates (FDRR)
Fidelity Low Volatility Factor ETF (FDLO)
Fidelity Momentum Factor ETF (FDMO)
Fidelity Value Factor ETF (FVAL)
Fidelity Quality Factor ETF (FQAL)
iShares iBonds Dec 2026 Term Corporate ETF (IBDR)
JPMorgan Disciplined High Yield ETF (JPHY)
FTSE Emerging Markets ETF (VWO)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 20 2016